REAL ESTATE PROPERTY, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost:
Real estate property cost, beginning	$ 229,742	$ 196,487
Additions	(3,260)	33,255
Real estate property cost, ending	226,482	229,742
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	14,902	11,283
Depreciation expense	3,890	3,619
Real estate property accumulated depreciation, ending	18,792	14,902
Real estate property, net:
Real estate property, net	207,690	214,840	$ 185,204
Land [Member]
Cost:
Real estate property cost, beginning	33,874	26,486
Additions		7,388
Real estate property cost, ending	33,874	33,874
Accumulated depreciation:
Real estate property accumulated depreciation, beginning
Depreciation expense
Real estate property accumulated depreciation, ending
Real estate property, net:
Real estate property, net	33,874	33,874	26,486
Building [Member]
Cost:
Real estate property cost, beginning	184,860	159,393
Additions	1,969	25,467
Real estate property cost, ending	186,829	184,860
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	13,878	10,564
Depreciation expense	3,631	3,314
Real estate property accumulated depreciation, ending	17,509	13,878
Real estate property, net:
Real estate property, net	169,320	170,982	148,829
Condominium Units [Member]
Cost:
Real estate property cost, beginning	19,974	19,215
Additions	481	759
Real estate property cost, ending	20,455	19,974
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	1,326	932
Depreciation expense	394	394
Real estate property accumulated depreciation, ending	1,720	1,326
Real estate property, net:
Real estate property, net	18,735	18,648	18,283
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	(8,966)	(8,607)
Additions	(5,710)	(359)
Real estate property cost, ending	(14,676)	(8,966)
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	(302)	(213)
Depreciation expense	(135)	(89)
Real estate property accumulated depreciation, ending	(437)	(302)
Real estate property, net:
Real estate property, net	$ (14,239)	$ (8,664)	$ (8,394)